Defined Benefit Pension Plans (Schedule Of Weighted Average Actuarial Assumptions) (Details)	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
U.S. Plans [Member]
Net periodic benefit cost, Discount rate	5.40%	6.50%	6.70%
Net periodic benefit cost, Long-term rate of return on plan assets	7.30%	7.60%	7.50%
Net periodic benefit cost, Rate of compensation increase	0.00%	3.50%	3.80%
Plan obligations, Discount rate	5.60%	5.40%	6.50%
Plan obligations, Rate of compensation increase	0.00%	0.00%	3.50%
International Plans [Member]
Net periodic benefit cost, Discount rate	5.20%	6.40%	6.10%
Net periodic benefit cost, Long-term rate of return on plan assets	6.70%	6.60%	6.70%
Net periodic benefit cost, Rate of compensation increase	3.30%	3.30%	3.30%
Plan obligations, Discount rate	5.60%	5.20%	6.40%
Plan obligations, Rate of compensation increase	3.10%	3.30%	3.30%